Investment Objectives and Goals - Simplify VettaFi Private Credit Strategy ETF	Sep. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - SIMPLIFY VETTAFI PRIVATE CREDIT STRATEGY ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify VettaFi Private Credit Strategy ETF (the “Fund” or “PCR”) seeks income and capital appreciation.